Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 21,402	$ 23,740
Capitalized interest	0	0
Net carrying value of disposals of long-lived assets	$ 83,093	$ 23,449